Deferred Compensation Expenses (Details) - USD ($)		6 Months Ended
	Jul. 11, 2024	Apr. 30, 2025
Deferred Compensation Arrangement with Individual, Share-Based Payments [Line Items]
Reverse stock split		430,169
Fair value of unvested shares		$ 15,767,848
Minimum [Member]
Deferred Compensation Arrangement with Individual, Share-Based Payments [Line Items]
Share awards are vested		1 year
Maximum [Member]
Deferred Compensation Arrangement with Individual, Share-Based Payments [Line Items]
Share awards are vested		3 years
Class A Ordinary Shares [Member]
Deferred Compensation Arrangement with Individual, Share-Based Payments [Line Items]
Shares issued		10,754,224
Reverse stock split	800,000